Employee future benefits	6 Months Ended
Jun. 30, 2022
Employee future benefits

7. Employee future benefits

The change in the Company’s accrued benefit obligations is summarized as follows:

	Six months ended June 30, 2022			Year ended December 31, 2021
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	33	5	38	65
Interest cost	149	—	149	88
Employee Contributions	7	—	7	—
Actuarial gain arising from changes in financial assumptions	(9,802)	—	(9,802)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(344)	(1)	(345)	(511)
Impact of foreign exchange rate changes	(2,098)	(8)	(2,106)	(1,228)
Balances – End of the period	17,258	95	17,353	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Remeasurement of plan assets	(1,777)	—	(1,777)	—
Employer contributions	32	—	32	—
Employee contributions	7	—	7	—
Benefits paid	(122)	—	(122)	—
Impact of foreign exchange rate changes	(902)	—	(902)	(36)
Balances – End of the period	9,165		9,165	11,927

Net liability of the unfunded plans	7,574	95	7,669	12,749
Net liability of the funded plans	519	—	519	4,736
Net amount recognized as Employee future benefits	8,093	95	8,188	17,485

Amounts recognized:
In net loss	181	6	187	(153)
In other comprehensive loss	(9,221)	(8)	(9,229)	2,408

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Discount rates were 1.1% at December 31, 2021 and 3.25% at June 30, 2022 causing all of the gain noted above.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2022 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)